Provisions (Narrative) (Details) R$ in Thousands, $ in Thousands	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 USD ($)
Disclosure of other provisions [line items]
Amount of current portion on provisions recognized	R$ 29,105	$ 6,012		$ 5,076
Amount of recognized provision legal proceedings matter		6,447		5,310
Labour matters provision		435		234
Contract penalties provision		$ 453		$ 453
Assumption of discount rates	5.56%	5.56%	6.17%	6.17%
Maracas Menchen Mine [Member]
Disclosure of other provisions [line items]
Provision for environmental compensation		$ 398
Amount of provision for environmental compensation expected to be incurred next twelve months		398		$ 531
Anticipated liability	R$ 73,943	15,273	R$ 60,409	11,577
Currais Novos Tungsten [Member]
Disclosure of other provisions [line items]
Anticipated liability	R$ 3,390	$ 700	R$ 3,238	$ 621